EXPLANATORY NOTE

Incorporated herein by reference is a supplement to the Pax World Funds Series Trust I prospectus for Pax Balanced Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 5, 2016 (SEC Accession No. (0001398344-16-021406).